Investments in Equity Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN EQUITY AFFILIATES [Abstract]
Schedule of Equity Method Investments
	December 31, 2010	Equity Investment	Share of loss	Foreign currency translation	December 31, 2011

Equity interest in Yisheng	—	522,252	(263,313)	(3,658)	255,281

	December 31, 2011	Share of loss	Foreign currency translation	December 31, 2012

Equity interest in Yisheng	255,281	(252,585)	(2,696)	—